Leases obligations	12 Months Ended
Dec. 31, 2019
Disclosure of leases [text block] [Abstract]
Disclosure of leases [text block]
11.	Leases obligations

The Company did not have a finance lease liability as at December 31, 2018. The below table is a reconciliation of the lease commitments disclosed at December 31, 2018 in the Company's consolidated financial statements and the lease liability recognized as a result of the adoption of IFRS 16 on January 1, 2019. When measuring the value of the lease liabilities, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied was 11.09%.

($000s)	2019

Operating lease commitment at December 31, 2018	246
Operating leases deemed not to be leases under IFRS 16	(68)
178
Lease extension options reasonably certain to be exercised	267
Leases at January 1, 2019	445
Discounted value to January 1, 2019	297

As at December 31, 2019, the total lease liabilities are as follows:

($000s)	December 31, 2019
Current	46
Non-current	228
Total discounted lease liabilities	274

The Company applied the exemption not to recognize ROU assets and liabilities for leases with low value and less than 12 months of lease term. As at December 31, 2019, total value of such leases amounted to $0.1 million.